Basis of presentation (Details Textual) $ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	May 15, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2018 CAD ($)
Cash and Cash Equivalents, at Carrying Value			$ 15,596	$ 22,081
Proceeds from Divestiture of Businesses			19,095	0
Business Combination, Acquired Receivable, Fair Value	$ 1,000				$ 250
Gain (Loss) on Disposition of Business			$ 18,489	$ 0
Cardiome Pharma Corp [Member]
Gain (Loss) on Disposition of Business		$ 18,489
Cipher Pharmaceuticals [Member]
Proceeds from Divestiture of Businesses	24,500
Divestiture of Business, Consideration Receivable	$ 25,500
Description of Amount Receivable Pursuant to Disposal	C$1,000 receivable in increments of C$250 in each of the four successive quarters subsequent to closing